Business combination (Details) € / shares in Units, $ / shares in Units, $ in Thousands, € in Millions			6 Months Ended	12 Months Ended
	Aug. 02, 2022 USD ($)	Aug. 02, 2022 EUR (€)	Jun. 30, 2022 USD ($)	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2022 EUR (€) shares	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Nov. 08, 2021 $ / shares	Jan. 21, 2021 € / shares
Business combination (Details) [Line Items]
Aggregate purchase price				$ 100,000
Cash paid				25,000
Settlement amount				$ 5,000
American depositary shares issued (in Shares) | shares				691,171	691,171
Price per share (in Dollars per share) | (per share)				$ 7.23				$ 12	€ 0.9
Aggregate earn-out amount	$ 70,000			$ 70,000
Outstanding shares percentage				5.00%	5.00%
Goodwill amount				$ 35,900
Business combination resulted in fair values at date of acquisition				$ 44,600
Royalty rate				9.56%	9.56%
Useful life				6 years	6 years
Discount rate used for valuation				14.95%	14.95%
Contingent consideration				$ 52,900
Total acquisition-related costs				3,700
Revenue				37,054		$ 22,239	$ 18,460
Revenues				37,100		$ 22,200
Loan amount				$ 35,000
Debt facility amount (in Euro) | €		€ 9			€ 9
IP/Brand [Member]
Business combination (Details) [Line Items]
Useful life				15 years	15 years
Customer relationships [Member]
Business combination (Details) [Line Items]
Useful life				6 years 6 months	6 years 6 months
Business combination [Member]
Business combination (Details) [Line Items]
Aggregate earn-out amount				$ 70,000
Revenue				$ 9,300
Revenues			$ 18,500